Debt - Debt to Third Parties - Notes Redemption (Details) - USD ($)						12 Months Ended
	Jan. 15, 2018	Apr. 28, 2017	Apr. 01, 2017	Mar. 04, 2017	Feb. 10, 2017	Dec. 31, 2017	Jan. 31, 2018
6.625% Senior Notes due 2020
Debt Instrument [Line Items]
Redemption price (as a percent)					102.208%
Interest rate, stated percentage						6.625%
5.250% Senior Notes due 2018
Debt Instrument [Line Items]
Redemption price (as a percent)				101.313%
Interest rate, stated percentage						5.25%
6.250% Senior Notes due 2021
Debt Instrument [Line Items]
Redemption price (as a percent)			103.125%
Interest rate, stated percentage						6.25%
6.464% Senior Notes due 2019
Debt Instrument [Line Items]
Redemption price (as a percent)		100.00%
Interest rate, stated percentage						6.464%
6.542% Senior Notes due 2020
Debt Instrument [Line Items]
Redemption price (as a percent)		101.636%
Interest rate, stated percentage						6.542%
6.633% Senior Notes due 2021
Debt Instrument [Line Items]
Redemption price (as a percent)		103.317%
Interest rate, stated percentage						6.633%
6.731% Senior Notes due 2022
Debt Instrument [Line Items]
Redemption price (as a percent)		103.366%
Interest rate, stated percentage						6.731%
6.125% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage						6.125%
Senior Notes
Debt Instrument [Line Items]
Principal Amount						$ 8,250,000,000
Write-off of Premiums, Discounts and Issuance Costs						115,000,000
Call Penalties						188,000,000
Senior Notes | 6.625% Senior Notes due 2020
Debt Instrument [Line Items]
Principal Amount						1,000,000,000
Write-off of Premiums, Discounts and Issuance Costs						45,000,000
Call Penalties						$ 22,000,000
Interest rate, stated percentage						6.625%
Senior Notes | 5.250% Senior Notes due 2018
Debt Instrument [Line Items]
Principal Amount						$ 500,000,000
Write-off of Premiums, Discounts and Issuance Costs						(1,000,000)
Call Penalties						$ 7,000,000
Interest rate, stated percentage						5.25%
Senior Notes | 6.250% Senior Notes due 2021
Debt Instrument [Line Items]
Principal Amount						$ 1,750,000,000
Write-off of Premiums, Discounts and Issuance Costs						71,000,000
Call Penalties						$ 55,000,000
Interest rate, stated percentage						6.25%
Senior Notes | 6.464% Senior Notes due 2019
Debt Instrument [Line Items]
Principal Amount						$ 1,250,000,000
Write-off of Premiums, Discounts and Issuance Costs						0
Call Penalties						$ 0
Interest rate, stated percentage						6.464%
Senior Notes | 6.542% Senior Notes due 2020
Debt Instrument [Line Items]
Principal Amount						$ 1,250,000,000
Write-off of Premiums, Discounts and Issuance Costs						0
Call Penalties						$ 21,000,000
Interest rate, stated percentage						6.542%
Senior Notes | 6.633% Senior Notes due 2021
Debt Instrument [Line Items]
Principal Amount						$ 1,250,000,000
Write-off of Premiums, Discounts and Issuance Costs						0
Call Penalties						$ 41,000,000
Interest rate, stated percentage						6.633%
Senior Notes | 6.731% Senior Notes due 2022
Debt Instrument [Line Items]
Principal Amount						$ 1,250,000,000
Write-off of Premiums, Discounts and Issuance Costs						0
Call Penalties						$ 42,000,000
Interest rate, stated percentage						6.731%
Senior Notes | 6.125% Senior Notes due 2022 | Subsequent Event
Debt Instrument [Line Items]
Principal Amount							$ 1,000,000,000
Redemption price (as a percent)	103.063%
Interest rate, stated percentage							6.125%
Redemption premium	$ 31,000,000
Write-off of issuance costs	$ 1,000,000